39. LEASES (Tables)	12 Months Ended
Dec. 31, 2017
Leases Tables
Future minimum payments of operating assignments of use
	12.31.2017	12.31.2016	12.31.2015
2016	-	-	48
2017	-	41	20
2018	84	8	6
2019	84	9	4
2020	35	6	-
2021	3	2	-
Total future minimum lease payments	206	66	78

Future minimum collections from operating assignments of use
	12.31.2017	12.31.2016	12.31.2015
2016	-	-	91
2017	137	109	85
2018	137	109	-
2019	131	103	-
Total future minimum lease collections	405	321	176